EMPLOYEE POST-RETIREMENT BENEFITS - Measured at Fair Value (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee post-retirement benefits
Fair value of plan assets	CAD 3,562	CAD 2,636
Percentage of Total Portfolio	100.00%	100.00%
Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 1,089	CAD 1,118
Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	2,274	1,504
Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	199	14	CAD 13
Cash and Cash Equivalents
Employee post-retirement benefits
Fair value of plan assets	CAD 34	CAD 46
Percentage of Total Portfolio	1.00%	2.00%
Cash and Cash Equivalents | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 22	CAD 44
Cash and Cash Equivalents | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	12	2
Equity securities | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 531	CAD 464
Percentage of Total Portfolio	15.00%	17.00%
Equity securities | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 980	CAD 629
Percentage of Total Portfolio	27.00%	24.00%
Equity securities | International
Employee post-retirement benefits
Fair value of plan assets	CAD 366	CAD 338
Percentage of Total Portfolio	10.00%	13.00%
Equity securities | Global
Employee post-retirement benefits
Fair value of plan assets	CAD 235	CAD 154
Percentage of Total Portfolio	7.00%	6.00%
Equity securities | Emerging
Employee post-retirement benefits
Fair value of plan assets	CAD 144	CAD 150
Percentage of Total Portfolio	4.00%	6.00%
Equity securities | Quoted Prices in Active Markets (Level I) | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 388	CAD 317
Equity securities | Quoted Prices in Active Markets (Level I) | U.S.
Employee post-retirement benefits
Fair value of plan assets	504	589
Equity securities | Quoted Prices in Active Markets (Level I) | International
Employee post-retirement benefits
Fair value of plan assets	39	38
Equity securities | Quoted Prices in Active Markets (Level I) | Global
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity securities | Quoted Prices in Active Markets (Level I) | Emerging
Employee post-retirement benefits
Fair value of plan assets	7	7
Equity securities | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	143	147
Equity securities | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	476	40
Equity securities | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	327	300
Equity securities | Significant Other Observable Inputs (Level II) | Global
Employee post-retirement benefits
Fair value of plan assets	235	154
Equity securities | Significant Other Observable Inputs (Level II) | Emerging
Employee post-retirement benefits
Fair value of plan assets	137	143
Federal | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 192	CAD 206
Percentage of Total Portfolio	5.00%	8.00%
Federal | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 82
Percentage of Total Portfolio	2.00%	0.00%
Federal | Quoted Prices in Active Markets (Level I) | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Federal | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	192	206
Federal | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	82
Provincial | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 179	CAD 202
Percentage of Total Portfolio	5.00%	8.00%
Provincial | Quoted Prices in Active Markets (Level I) | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Provincial | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	179	202
Municipal | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 8	CAD 7
Percentage of Total Portfolio	0.00%	0.00%
Municipal | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 39
Percentage of Total Portfolio	1.00%	0.00%
Municipal | Quoted Prices in Active Markets (Level I) | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Municipal | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	8	7
Municipal | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	39
Corporate | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 126	CAD 113
Percentage of Total Portfolio	4.00%	4.00%
Corporate | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 188	CAD 57
Percentage of Total Portfolio	5.00%	2.00%
Corporate | International
Employee post-retirement benefits
Fair value of plan assets	CAD 21	CAD 25
Percentage of Total Portfolio	1.00%	1.00%
Corporate | Quoted Prices in Active Markets (Level I) | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Corporate | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	126	113
Corporate | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	188	57
Corporate | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	21	CAD 25
Government | International
Employee post-retirement benefits
Fair value of plan assets	CAD 6
Percentage of Total Portfolio	0.00%	0.00%
Government | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	CAD 6
State | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 41	CAD 50
Percentage of Total Portfolio	1.00%	2.00%
State | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 41	CAD 50
Mortgage backed | International
Employee post-retirement benefits
Fair value of plan assets	CAD 62	CAD 58
Percentage of Total Portfolio	2.00%	2.00%
Mortgage backed | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	CAD 62	CAD 58
Real Estate
Employee post-retirement benefits
Fair value of plan assets	CAD 133
Percentage of Total Portfolio	4.00%	0.00%
Real Estate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Real Estate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	CAD 0
Real Estate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	133
Infrastructure
Employee post-retirement benefits
Fair value of plan assets	CAD 58
Percentage of Total Portfolio	2.00%	0.00%
Infrastructure | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Infrastructure | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Infrastructure | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	58
Private equity funds
Employee post-retirement benefits
Fair value of plan assets	CAD 8	CAD 14
Percentage of Total Portfolio	0.00%	0.00%
Private equity funds | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Private equity funds | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Private equity funds | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	8	14
Funds held on deposit
Employee post-retirement benefits
Fair value of plan assets	CAD 129	CAD 123
Percentage of Total Portfolio	4.00%	5.00%
Funds held on deposit | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 129	CAD 123
Funds held on deposit | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0